Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions
29.	RELATED PARTY TRANSACTIONS

(a)	Related party transactions

The Company’s related parties include its subsidiaries, associates, joint venture and joint operation over which it exercises significant influence, and key management personnel. During its normal course of operations, the Company enters into transactions with its related parties for goods and services. There were no related party transactions for the years ended December 31, 2017 and 2016 that have not been disclosed in these consolidated financial statements (notes 9 and 20).

(b)	Compensation of directors and other key management personnel

The remuneration of the Company’s directors and other key management personnel during the years ended December 31 are as follows:

	2017	2016
Short-term employee benefits (1)	$9	$8
Post-employment benefits	1	1
Termination benefits	4	6
Share-based compensation	6	6

	$20	$21

(1)	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.